SHARE-BASED PAYMENTS (Tables)	9 Months Ended
Sep. 30, 2015
SHARE-BASED PAYMENTS [Abstract]
Summary of Equity Award Activity
Options Granted to Employees	Number of Shares*	Weighted- Average per Share Exercise Price		Weighted- Average Grant-date Fair Value per Share		Weighted Average Remaining Contractual Term (Years)	Aggregated Intrinsic Value

Outstanding, December 31, 2014	6,816,422	US$	8.66	US$	3.64	5.96	US$	192,859

Granted	2,263,092	US$	29.98	US$	6.13
Forfeited	(225,196)	US$	21.25	US$	5.08
Expired	(5,200)	US$	12.05	US$	4.58
Exercised	(287,463)	US$	11.21	US$	4.67
Outstanding, September 30, 2015	8,516,655	US$	13.87	US$	4.23	6.26	US$	163,750
Vested and expected to vest at September 30, 2015	8,516,655	US$	13.87	US$	4.23	6.26	US$	163,750
Exercisable at September 30, 2015	5,942,619	US$	8.13	US$	3.54	5.03	US$	147,822

Assumptions Used to Estimate Fair Value
	For the Nine Months Ended September 30,
	2014	2015
	(Unaudited)	(Unaudited)
	US$	US$

Cost of revenues	721	390
Selling expenses	1,027	438
General and administrative expenses	2,751	2,322

	4,499	3,150